Lease Liability (Details) - Schedule of Lease Liability Recognized - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liability (Details) - Schedule of Lease Liability Recognized [Line Items]
Balance, beginning of period		$ 2,418,706
Present value of lease payments		432,335
Accrued interest	$ 15,701	120,875
Cash payments	(60,000)	(80,000)
Accounts payable	(60,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)		(2,375,590)	$ 2,418,706
Movement in exchange rates	18,574	(165,505)
Balance, ending of period	245,096	330,821
Land Lease [Member]
Lease Liability (Details) - Schedule of Lease Liability Recognized [Line Items]
Balance, beginning of period		2,418,706
Present value of lease payments
Accrued interest		103,816
Cash payments
Accounts payable
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)		(2,375,590)
Movement in exchange rates		(146,932)
Balance, ending of period
Office Lease [Member]
Lease Liability (Details) - Schedule of Lease Liability Recognized [Line Items]
Balance, beginning of period
Present value of lease payments		432,335
Accrued interest	15,701	17,059
Cash payments	(60,000)	(80,000)
Accounts payable	(60,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)
Movement in exchange rates	18,574	(18,573)
Balance, ending of period	$ 245,096	$ 330,821